Commitments and Contingencies	12 Months Ended
Mar. 31, 2020
Notes to Financial Statements
Commitments and Contingencies

18 – COMMITMENTS AND CONTINGENCIES

OPERATING LEASE COMMITMENTS

The Company has the following financial commitments related to minimum facilities lease expenses for facilities:

$
2021	2,084
Total	2,084

For the year ended March 31, 2020, facilities expense was $36,994 ($39,113 for the year ended March 31, 2019 and $69,777 for the year ended March 31, 2018).

OTHER

The Company is committed to pay an unrelated third party $75,000 upon the listing of ZIM Corporation’s common shares on a national securities exchange.